Receivables and Other Current Assets - Schedule of Receivables and Other Current Assets (Details) - CAD ($) $ in Thousands	Sep. 30, 2018	Dec. 31, 2017
Trade and other current receivables [abstract]
Sales taxes receivable	$ 103	$ 143
Interest receivable	6	16
Other current assets	49	83
Total	$ 158	$ 242